SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - Broad Capital Acquisition Corp [Member]	Dec. 31, 2022 USD ($)
Deferred Tax Assets
Net Operating Loss
Sec. 195 Start-up Costs	320,952
Total Deferred Tax Assets	320,952
Deferred Tax Liability
Unrealized gain on Investment in Trust Account
Total Deferred Tax Liabilities
Less: Valuation allowance	(320,952)
Deferred Tax Assets, net of allowance